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[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

                                                     November 19, 2001

VIA EDGAR

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      State Street Research Financial Trust
         Securities Act of 1933 Registration No. 33-10327
         Investment Company Act of 1940 File No. 811-4911
         CIK  0000806390

Ladies and Gentlemen:

         On behalf of State Street Research Financial Trust (the "Registrant") and pursuant to Rule 497(e) of the Securities Act of 1933, we hereby file electronically Supplement No. 2 dated November 19, 2001 (supplanting Supplement No. 1 dated August 24, 2001) to the Prospectus dated July 1, 2001 for State Street Research Health Sciences Fund, a series of the Registrant.

         If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1585.

                                               Very truly yours,


                                               /s/ Mary Kate LeCam
                                               -------------------------
                                               Mary Kate LeCam

cc:  Peter Fariel, Esq.
      Geoffrey R.T. Kenyon, Esq.
         Goodwin Procter LLP
      Darman A. Wing, Esq.
         State Street Research & Management Company